Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.64%
Communication services: 1.19%
Diversified telecommunication services: 0.56%
Bandwidth Incorporated Class A †	29,200	$ 2,636,176
Interactive media & services: 0.48%
Eventbrite Incorporated Class A †	117,900	2,229,489
Media: 0.15%
Magnite Incorporated †	24,400	683,200
Consumer discretionary: 14.95%
Auto components: 1.30%
Fox Factory Holding Corporation †	41,810	6,043,217
Hotels, restaurants & leisure: 4.36%
Bally's Corporation †	71,709	3,595,489
F45 Training Holdings Incorporated †«	198,860	2,974,946
Papa John's International Incorporated	57,620	7,317,164
Wingstop Incorporated	39,169	6,420,974
		20,308,573
Internet & direct marketing retail: 1.06%
CarParts.com Incorporated †	118,210	1,845,258
Fiverr International Limited †«	16,850	3,078,158
		4,923,416
Leisure products: 1.26%
YETI Holdings Incorporated †	68,596	5,877,991
Specialty retail: 3.95%
Boot Barn Holdings Incorporated †	120,640	10,721,277
Leslie's Incorporated †	160,292	3,292,398
Lithia Motors Incorporated Class A	12,120	3,842,525
Petco Health & Wellness Company †	26,127	551,280
		18,407,480
Textiles, apparel & luxury goods: 3.02%
Crocs Incorporated †	75,980	10,901,610
Deckers Outdoor Corporation †	8,780	3,162,556
		14,064,166
Consumer staples: 4.76%
Beverages: 2.28%
Celsius Holdings Incorporated †	117,800	10,612,602
Food & staples retailing: 0.96%
The Chef's Warehouse Incorporated †	137,770	4,487,169
Food products: 1.52%
Freshpet Incorporated †	35,107	5,009,418
Vital Farms Incorporated †	116,749	2,051,280
		7,060,698
See accompanying notes to portfolio of investments

Wells Fargo VT Small Cap Growth Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Financials: 4.53%
Capital markets: 1.60%
Assetmark Financial Holdings †	16,515	$ 410,728
Stifel Financial Corporation	103,435	7,029,443
		7,440,171
Diversified financial services: 0.21%
VPC Impact Acquisition Holdings †«	94,800	958,428
Insurance: 2.72%
Goosehead Insurance Incorporated Class A	29,307	4,463,163
Kinsale Capital Group Incorporated	50,776	8,210,479
		12,673,642
Health care: 27.39%
Biotechnology: 7.19%
Arcutis Biotherapeutics Incorporated †	149,146	3,563,098
Biohaven Pharmaceutical Holding Company †	18,680	2,594,839
CareDx Incorporated †	60,484	3,832,871
Fate Therapeutics Incorporated †	46,060	2,729,976
Halozyme Therapeutics Incorporated †	142,240	5,786,323
Natera Incorporated †	45,611	5,082,890
Vericel Corporation †	202,690	9,891,272
		33,481,269
Health care equipment & supplies: 9.72%
Axonics Modulation Technologies Incorporated †	94,200	6,131,478
Figs Incorporated Class A †«	70,030	2,600,914
Nyxoah SA †	31,553	890,741
Orthopediatrics Corporation †	84,501	5,535,661
Outset Medical Incorporated †	56,468	2,791,778
Pulmonx Corporation †	46,623	1,677,496
Shockwave Medical Incorporated †	69,546	14,318,130
SI-BONE Incorporated †	177,698	3,806,291
Silk Road Medical Incorporated †	30,110	1,656,953
Tandem Diabetes Care Incorporated †	26,480	3,161,182
Vapotherm Incorporated †	119,931	2,670,863
		45,241,487
Health care providers & services: 2.45%
Accolade Incorporated †	66,400	2,800,088
Castle Biosciences Incorporated †	108,618	7,223,097
Privia Health Group Incorporated †	58,894	1,387,543
		11,410,728
Health care technology: 3.55%
CVRx Incorporated †«	59,980	992,069
Inspire Medical Systems Incorporated †	33,540	7,810,795
Phreesia Incorporated †	125,256	7,728,295
		16,531,159
Life sciences tools & services: 3.41%
Akoya Biosciences Incorporated †	53,752	750,378
Alpha Teknova Incorporated †	34,081	848,276
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Life sciences tools & services (continued)
Codexis Incorporated †	338,467	$ 7,872,742
Neogenomics Incorporated †	132,462	6,389,967
		15,861,363
Pharmaceuticals: 1.07%
Pacira Pharmaceuticals Incorporated †	50,400	2,822,400
Revance Therapeutics Incorporated †	77,700	2,164,722
		4,987,122
Industrials: 12.84%
Aerospace & defense: 0.54%
Kratos Defense & Security Solutions Incorporated †	112,630	2,512,775
Building products: 3.31%
Rexnord Corporation	205,750	13,227,668
The AZEK Company Incorporated †	59,773	2,183,508
		15,411,176
Commercial services & supplies: 2.07%
ACV Auctions Incorporated Class A †	95,392	1,706,563
Casella Waste Systems Incorporated Class A †	104,190	7,912,189
		9,618,752
Construction & engineering: 0.61%
Construction Partners Incorporated Class A †	85,100	2,839,787
Internet & direct marketing retail: 0.13%
Xometry Incorporated Class A †«	10,651	614,243
Professional services: 3.19%
ASGN Incorporated †	130,141	14,724,153
Legalzoom.com Incorporated †«	5,617	148,289
		14,872,442
Road & rail: 1.37%
Saia Incorporated †	26,892	6,401,103
Trading companies & distributors: 1.62%
SiteOne Landscape Supply Incorporated †	37,770	7,533,982
Information technology: 32.46%
Electronic equipment, instruments & components: 2.63%
Novanta Incorporated †	65,390	10,102,755
Par Technology Corporation †«	34,700	2,134,397
		12,237,152
IT services: 5.37%
BigCommerce Holdings Incorporated Series 1 †	64,200	3,251,088
Digitalocean Holdings Incorporated †	66,400	5,154,632
Endava plc ADR †	46,634	6,335,229
EVO Payments Incorporated Class A †	257,401	6,095,256
Flywire Corporation †«	65,950	2,891,248
Paymentus Holdings Incorporated A †	51,129	1,259,819
		24,987,272
See accompanying notes to portfolio of investments

Wells Fargo VT Small Cap Growth Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.15%
Allegro MicroSystems Incorporated †	161,316	$ 5,155,659
Diodes Incorporated †	75,690	6,856,757
Semtech Corporation †	94,250	7,348,673
Silicon Laboratories Incorporated †	12,970	1,817,875
Skywater Technology Incorporated †«	103,029	2,802,389
		23,981,353
Software: 19.31%
8x8 Incorporated †	157,900	3,693,281
Alkami Technology Incorporated †	79,356	1,958,506
Blend Labs Incorporated Class A †«	52,037	701,459
BTRS Holdings Incorporated †	125,100	1,331,064
CyberArk Software Limited †	31,000	4,892,420
Domo Incorporated Class B †	8,900	751,516
Envestnet Incorporated †	9,051	726,252
Everbridge Incorporated †	26,290	3,970,842
Jamf Holding Corporation †	119,558	4,605,374
Olo Incorporated Class A †	82,276	2,470,748
ON24 Incorporated †	9,664	192,700
Paycor HCM Incorporated †	120,861	4,249,473
Q2 Holdings Incorporated †	72,796	5,833,871
Rapid7 Incorporated †	122,218	13,813,078
Sprout Social Incorporated Class A †	107,539	13,114,381
SPS Commerce Incorporated †	98,874	15,949,364
Workiva Incorporated †	82,800	11,671,488
		89,925,817
Utilities: 0.52%
Independent power & renewable electricity producers: 0.52%
Sunnova Energy International Incorporated †	73,024	2,405,411
Total Common stocks (Cost $280,225,910)		459,260,811

		Yield
Short-term investments: 4.96%
Investment companies: 4.96%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	17,252,450	17,252,450
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	5,835,264	5,835,264
Total Short-term investments (Cost $23,087,714)				23,087,714
Total investments in securities (Cost $303,313,624)	103.60%			482,348,525
Other assets and liabilities, net	(3.60)			(16,781,689)
Total net assets	100.00%			$465,566,836

†	Non-income earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—September 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$13,231,250	$88,745,495	$(84,724,295)	$0	$0	$17,252,450	17,252,450	$3,696#
Wells Fargo Government Money Market Fund Select Class	555,598	76,381,540	(71,101,874)	0	0	5,835,264	5,835,264	1,303
				$0	$0	$23,087,714		$4,999

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo VT Small Cap Growth Fund  |  5

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

6  |  Wells Fargo VT Small Cap Growth Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,548,865	$0	$0	$5,548,865
Consumer discretionary	69,624,843	0	0	69,624,843
Consumer staples	22,160,469	0	0	22,160,469
Financials	21,072,241	0	0	21,072,241
Health care	127,513,128	0	0	127,513,128
Industrials	59,804,260	0	0	59,804,260
Information technology	151,131,594	0	0	151,131,594
Utilities	2,405,411	0	0	2,405,411
Short-term investments
Investment companies	23,087,714	0	0	23,087,714
Total assets	$482,348,525	$0	$0	$482,348,525
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund  |  7